Note 15 - Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 3,534	$ 3,086	$ 2,170	$ 2,520	$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 11,310	$ 13,581	$ 13,755
Stock option expense									222	183	164
Depreciation and amortization									1,612	1,543	1,499
(Increase) decrease in other assets									(956)	1,558	(1,248)
Net cash provided by operating activities									16,778	26,438	17,217
Proceed from other borrowings									25,048	7,000	0
Principal payments on other borrowings									(1,000)	(7,750)	(51,000)
Purchase of treasury stock									(2,876)	(368)	0
Proceeds from sale of treasury shares									243	243	95
Cash paid for cancellation of stock options									0	0	(11)
Cash paid for net shares repurcahsed, stock option exercise									(197)	(387)	0
Cash dividends paid									(2,747)	(2,394)	(1,668)
Net cash provided by (used in) financing activities									41,728	88,247	78,536
Net increase (decrease) in cash									(44,522)	18,168	30,622
Cash at beginning of the year				75,202				57,034	75,202	57,034	26,412
Cash at end of the year	30,680				75,202				30,680	75,202	57,034
Parent Company [Member]
Net income									11,310	13,581	13,755
Equity in undistributed net income of bank subsidiary									(7,613)	(9,560)	(10,405)
Stock option expense									222	183	164
Depreciation and amortization									34	35	34
(Increase) decrease in other assets									(334)	(537)	843
Increase (decrease) in other liabilities									19	(31)	(841)
Net cash provided by operating activities									3,638	3,671	3,550
Proceed from other borrowings									1,500	7,000	0
Principal payments on other borrowings									(1,000)	(7,750)	(1,000)
Purchase of treasury stock									(2,876)	(368)	0
Proceeds from sale of treasury shares									243	243	95
Cash paid for cancellation of stock options									0	0	(11)
Cash paid for net shares repurcahsed, stock option exercise									(197)	(387)	0
Cash dividends paid									(2,747)	(2,394)	(1,668)
Net cash provided by (used in) financing activities									(5,077)	(3,656)	(2,584)
Net increase (decrease) in cash									(1,439)	15	966
Cash at beginning of the year				$ 1,860				$ 1,845	1,860	1,845	879
Cash at end of the year	$ 421				$ 1,860				$ 421	$ 1,860	$ 1,845